Subsequent Events - Additional Information (Detail) - Subsequent Event [member] - Subsidiaries collact servicos digitais Ltda [member] R$ in Thousands	Feb. 06, 2019 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Date of acquisition	Feb. 06, 2019
Group's equity interest	25.00%
Interest paid for acquisition	R$ 1,667
Interest paid for acquisition due date	Apr. 30, 2020
Option of proportion of ownership additional interest in subsidiary	25.00%
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Period to acquire additional interest	2 years
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Period to acquire additional interest	3 years